Net fee and commission income (Narrative) (Details)	6 Months Ended
Jun. 30, 2020
Transactional member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of methods used to recognise revenue from contracts with customers	Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. This includes interchange and merchant fee income generated from credit and bank card usage.
Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of methods used to recognise revenue from contracts with customers	Advisory fees are generated from asset management services and advisory services related to mergers, acquisitions and financial restructuring.
Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of methods used to recognise revenue from contracts with customers	Brokerage and execution fees are earned for executing client transactions with exchanges and over-the-counter markets and assisting clients in clearing transactions.
Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of methods used to recognise revenue from contracts with customers	Underwriting and syndication fees are earned for the distribution of client equity or debt securities, and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing.